Annual Total Returns [BarChart] - iShares iBonds Dec 2025 Term Muni Bond ETF - iShares iBonds Dec 2025 Term Muni Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2019	7.21%
Annual Return 2020	4.74%